Quarterly Report
July 31, 2022
MFS®  Global Growth Fund
WGF-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.3%
Diageo PLC	230,058	$10,934,765
Kweichow Moutai Co. Ltd.	21,267	6,003,382
		$16,938,147
Apparel Manufacturers – 5.3%
Adidas AG	52,941	$9,079,381
Burberry Group PLC	335,960	7,377,059
LVMH Moet Hennessy Louis Vuitton SE	17,334	12,057,652
NIKE, Inc., “B”	96,672	11,109,547
		$39,623,639
Automotive – 0.7%
Aptiv PLC (a)	51,748	$5,427,848
Brokerage & Asset Managers – 1.8%
Blackstone, Inc.	22,906	$2,338,016
Charles Schwab Corp.	157,864	10,900,509
		$13,238,525
Business Services – 10.1%
Accenture PLC, “A”	62,659	$19,189,945
CGI, Inc. (a)	93,628	8,028,077
Cognizant Technology Solutions Corp., “A”	81,923	5,567,487
Equifax, Inc.	50,438	10,537,003
Fidelity National Information Services, Inc.	91,645	9,362,453
Fiserv, Inc. (a)	134,317	14,194,621
Thomson Reuters Corp.	26,322	2,955,637
Verisk Analytics, Inc., “A”	26,412	5,024,883
		$74,860,106
Cable TV – 0.4%
Charter Communications, Inc., “A” (a)	6,132	$2,649,637
Computer Software – 8.6%
Adobe Systems, Inc. (a)	21,457	$8,799,945
Black Knight, Inc. (a)	77,268	5,074,962
Microsoft Corp.	135,701	38,096,699
Naver Corp.	60,405	12,111,034
		$64,082,640
Computer Software - Systems – 3.0%
Apple, Inc.	111,406	$18,104,589
Samsung Electronics Co. Ltd.	87,341	4,142,059
		$22,246,648
Construction – 1.9%
Otis Worldwide Corp.	100,880	$7,885,789
Sherwin-Williams Co.	27,002	6,532,864
		$14,418,653
Consumer Products – 5.2%
Church & Dwight Co., Inc.	145,434	$12,793,829
Colgate-Palmolive Co.	35,376	2,785,506
Estee Lauder Cos., Inc., “A”	15,421	4,211,475
Kose Corp.	95,400	8,509,954

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Reckitt Benckiser Group PLC	122,617	$9,954,125
		$38,254,889
Electrical Equipment – 4.4%
Amphenol Corp., “A”	181,066	$13,965,620
Fortive Corp.	169,195	10,904,618
TE Connectivity Ltd.	60,466	8,086,118
		$32,956,356
Electronics – 3.5%
Analog Devices, Inc.	44,431	$7,640,355
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	128,029	11,328,006
Texas Instruments, Inc.	39,582	7,080,824
		$26,049,185
Food & Beverages – 2.8%
McCormick & Co., Inc.	102,975	$8,994,866
Nestle S.A.	73,748	9,057,820
PepsiCo, Inc.	16,278	2,847,999
		$20,900,685
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	51,921	$5,216,619
General Merchandise – 2.1%
B&M European Value Retail S.A.	1,226,896	$6,362,493
Dollarama, Inc.	148,695	9,011,924
		$15,374,417
Health Maintenance Organizations – 0.8%
Cigna Corp.	21,038	$5,793,024
Insurance – 2.5%
Aon PLC	41,787	$12,161,688
Marsh & McLennan Cos., Inc.	37,760	6,191,130
		$18,352,818
Internet – 7.4%
Alphabet, Inc., “A” (a)	354,160	$41,195,891
Tencent Holdings Ltd.	355,200	13,972,777
		$55,168,668
Leisure & Toys – 1.9%
Electronic Arts, Inc.	106,453	$13,969,827
Machinery & Tools – 1.6%
Daikin Industries Ltd.	44,200	$7,774,236
Schindler Holding AG	21,825	4,263,110
		$12,037,346
Medical & Health Technology & Services – 2.3%
ICON PLC (a)	71,717	$17,301,726
Medical Equipment – 9.4%
Abbott Laboratories	37,143	$4,042,644
Agilent Technologies, Inc.	34,544	4,632,350
Becton, Dickinson and Co.	41,082	10,036,743
Boston Scientific Corp. (a)	310,931	12,763,718

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Danaher Corp.	40,255	$11,733,125
STERIS PLC	36,941	8,335,737
Stryker Corp.	27,892	5,989,807
Thermo Fisher Scientific, Inc.	20,946	12,534,296
		$70,068,420
Other Banks & Diversified Financials – 6.9%
Credicorp Ltd.	42,270	$5,469,738
HDFC Bank Ltd.	636,170	11,618,752
Julius Baer Group Ltd.	70,117	3,636,004
Mastercard, Inc., “A”	15,082	5,335,861
Moody's Corp.	23,224	7,205,246
Visa, Inc., “A”	84,645	17,954,051
		$51,219,652
Pharmaceuticals – 1.2%
Roche Holding AG	27,373	$9,090,046
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	57,921	$6,293,497
Railroad & Shipping – 2.7%
Canadian Pacific Railway Ltd.	256,628	$20,240,250
Restaurants – 1.4%
Starbucks Corp.	122,197	$10,359,862
Specialty Chemicals – 0.4%
Sika AG	10,339	$2,558,720
Specialty Stores – 3.5%
Alibaba Group Holding Ltd. (a)	892,472	$10,083,255
Ross Stores, Inc.	115,966	9,423,397
TJX Cos., Inc.	103,000	6,299,480
		$25,806,132
Telecommunications - Wireless – 2.5%
American Tower Corp., REIT	39,348	$10,656,619
Cellnex Telecom S.A.	179,236	8,022,614
		$18,679,233
Utilities - Electric Power – 0.8%
Xcel Energy, Inc.	85,320	$6,243,718
Total Common Stocks		$735,420,933
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.72% (v)	8,814,442	$8,814,442

Other Assets, Less Liabilities – (0.2)%		(1,223,367)
Net Assets – 100.0%		$743,012,008
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,814,442 and $735,420,933, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$482,966,221	$—	$—	$482,966,221
Canada	40,235,888	—	—	40,235,888
United Kingdom	—	34,628,442	—	34,628,442
China	—	30,059,414	—	30,059,414
Switzerland	—	28,605,700	—	28,605,700
Ireland	17,301,726	5,216,619	—	22,518,345
Japan	—	16,284,190	—	16,284,190
South Korea	—	16,253,093	—	16,253,093
France	—	12,057,652	—	12,057,652
Other Countries	25,877,125	25,934,863	—	51,811,988
Mutual Funds	8,814,442	—	—	8,814,442
Total	$575,195,402	$169,039,973	$—	$744,235,375
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,748,732	$90,536,011	$86,471,036	$(121)	$856	$8,814,442
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$24,397	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
United States	66.0%
Canada	5.4%
United Kingdom	4.7%
China	4.0%
Switzerland	3.9%
Ireland	3.0%
Japan	2.2%
South Korea	2.2%
France	1.6%
Other Countries	7.0%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.